Net Loss Per Common Share (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss Per Common Share 1		8,330,529
Net Loss Per Common Share 2		7,551,641
Private Financing, August 2012 3	(7,866,800)
Private Financing, August 2012 4	1,048,907
Private Financing, August 2012 5	9,738,968